Restatement of Previously Issued Carve-out Consolidated Financial Statements (Details 2) - $ / shares		3 Months Ended		12 Months Ended
		Jun. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders, Basic	[1]			$ 0.91
Earnings Per Share, Diluted		$ (0.39)	[2]	$ 0.91	[1]
Weighted average common shares outstanding, Basic		37,852,036	[2]	15,532,382	[1]
Weighted average common shares outstanding, Diluted	[2]	37,852,036
Previously Reported Per Restatement No 1 [Member]
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders, Basic						$ 125,496,000
Earnings Per Share, Diluted						$ 125,365,000
Weighted average common shares outstanding, Basic						10,000
Weighted average common shares outstanding, Diluted						10,000
Restatement Adjustments [Member]
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders, Basic						$ (125,371,000)
Earnings Per Share, Diluted						$ (125,240,000)
Weighted average common shares outstanding, Basic						9,990,000
Weighted average common shares outstanding, Diluted						9,990
As Adjusted Restateements No 2 [Member]
Earnings per share attributable to Aark Singapore Pte. Ltd. common stockholders, Basic						$ 125
Earnings Per Share, Diluted						$ 125
Weighted average common shares outstanding, Basic						10,000
Weighted average common shares outstanding, Diluted						10,000

[1]	For the year ended March 31, 2024, net income per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through March 31, 2024, the period following the Business Combination, as defined in Note 1. For more information refer to Note 21
[2]	Net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding is not presented for the periods prior to the Business Combination, as defined in Note 1. For more information refer to Note 14.